CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIENCY) EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2019	$ (530,061)	$ 31,125	$ 43,325,272	$ (43,886,458)
Balance (Shares) at Dec. 31, 2019		38,906,742
Net income for the year	(301,085)			(301,085)
Balance at Dec. 31, 2020	(831,146)	$ 31,125	43,325,272	(44,187,543)
Balance (Shares) at Dec. 31, 2020		38,906,742
Net income for the year	21,194			21,194
Balance at Dec. 31, 2021	(809,952)	$ 31,125	43,325,272	(44,166,349)
Balance (Shares) at Dec. 31, 2021		38,906,742
Net income for the year	(257,913)			(257,913)
Balance at Dec. 31, 2022	$ (1,067,865)	$ 31,125	$ 43,325,272	$ (44,424,262)
Balance (Shares) at Dec. 31, 2022		38,906,742